SUPPLEMENT DATED FEBRUARY 1, 2000 TO THE PROSPECTUS DATED
MAY 3, 1999

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

The above prospectus is supplemented by the addition of the following underlying funds:

      Janus Aspen Series -- Capital Appreciation Portfolio, Service Shares

      Janus Aspen Series -- International Growth Portfolio, Service Shares

Janus Capital serves as the investment adviser to both of the above Portfolios.

Information specific to each of the above Portfolios may be found in a separate prospectus. You may request a prospectus by calling 1-800-843-8358.

The table identifying fund charges on page 6 is supplemented as follows:

                                                                          Total annual
                                                                         fund operating                  Total annual
                                                                            expenses         Total      fund operating
                                                                             without        waivers      expenses with
                                 Management     Other     Distribution     waivers or         and         waivers or
Fund/Portfolio name                  fee       expenses   (12b-1) fees   reductions (1)    reductions   reductions (1)
-------------------              -----------   --------   ------------   ---------------   ----------   ---------------
JANUS ASPEN SERIES
  Capital Appreciation
   Portfolio --
   Service Shares (2)               0.73%        0.04%        0.25%           1.02%           0.07%          0.95%
  International Growth
   Portfolio --
   Service Shares (2)               0.72%        0.09%        0.25%           1.06%           0.06%          1.00%

(1) The Fund's Adviser has voluntarily agreed to waive certain expenses of the Portfolios. The waiver arrangements are described in the Fund's prospectus.

(2) Invests in Aspen Series Service Shares which have a distribution plan or Rule 12b-1 Plan which is described in the Fund's prospectus.

Investors should retain this supplement for future reference.

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F. 54548 2-2000